S000047461 [Member] Investment Objectives and Goals - DoubleLine Long Duration Total Return Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Long Duration Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return.